Shareholders' Deficit - Public Warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Shareholders' Deficit
Warrants exercisable term from the completion of business combination		30 days
Public Warrants
Shareholders' Deficit
Warrants exercisable term from the completion of business combination	30 days
Period of time within which registration statement is expected to become effective	120 days	120 days
Public Warrants expiration term	5 years	5 years
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Threshold period for filling registration statement after business combination	20 days	20 days
Redemption period	30 days	30 days
Share Price	$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Threshold consecutive trading days for redemption of public warrants	20 days	20 days
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%	115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Shareholders' Deficit
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%	180.00%